FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  10/31/10

Item 1. Schedule of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited)

Franklin Global Real Estate Fund	Country	Shares	Value
Common Stocks 97.7%
Diversified Real Estate Activities 1.0%
Mitsubishi Estate Co. Ltd.	Japan	20,000	$350,420
Mitsui Fudosan Co. Ltd.	Japan	19,000	359,105

			709,525

Diversified REITs 14.9%
British Land Co. PLC	United Kingdom	64,633	527,646
Canadian REIT	Canada	13,300	418,071
[a]Charter Hall Group	Australia	394,568	216,550
Colonial Properties Trust	United States	31,700	568,381
[b]GPT Group	Australia	300,509	821,694
H&R REIT	Canada	15,000	300,412
ICADE	France	1,950	214,422
Kenedix Realty Investment Corp.	Japan	79	313,644
Land Securities Group PLC	United Kingdom	96,367	1,045,348
Liberty Property Trust	United States	8,300	277,718
Mirvac Group	Australia	432,177	548,504
Shaftesbury PLC	United Kingdom	58,900	420,443
Stockland	Australia	389,732	1,439,977
[c]Stockland, 144A	Australia	68,028	251,349
United Urban Investment Corp.	Japan	68	467,275
Vornado Realty Trust	United States	25,501	2,228,532

			10,059,966

Hotels, Resorts & Cruise Lines 1.2%
[a]Hyatt Hotels Corp.	United States	9,210	371,163
Starwood Hotels & Resorts Worldwide Inc.	United States	8,270	447,738

			818,901

Industrial REITs 5.3%
AMB Property Corp.	United States	29,000	817,510
Ascendas REIT	Singapore	81,000	128,904
DuPont Fabros Technology Inc.	United States	18,500	464,350
Goodman Group	Australia	1,707,309	1,054,146
Japan Logistics Fund Inc.	Japan	43	354,259
Mapletree Logistics Trust	Singapore	243,760	169,481
[c]Mapletree Logistics Trust, 144A	Singapore	200,900	139,681
[b]ProLogis	United States	35,600	485,940

			3,614,271

Office REITs 16.5%
Alexandria Real Estate Equities Inc.	United States	12,900	947,892
Boston Properties Inc.	United States	29,500	2,542,605
CapitaCommercial Trust	Singapore	608,000	699,849
Champion REIT	Hong Kong	551,713	303,917
Commonwealth Property Office Fund	Australia	257,403	230,825
Daiwa Office Investment Corp.	Japan	104	312,097
Derwent London PLC	United Kingdom	8,850	215,541
Digital Realty Trust Inc.	United States	7,200	430,056
Douglas Emmett Inc.	United States	16,900	303,186
Government Properties Income Trust	United States	10,900	290,921
Great Portland Estates PLC	United Kingdom	96,445	533,605
Highwoods Properties Inc.	United States	14,600	483,698
ING Office Fund	Australia	539,257	325,027
Japan Real Estate Investment Co.	Japan	103	991,923
Kilroy Realty Corp.	United States	11,800	403,206
Nippon Building Fund Inc.	Japan	39	381,883
ORIX JREIT Inc.	Japan	74	396,322
Silic	France	2,340	314,175
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

Franklin Global Real Estate Fund	Country	Shares	Value
SL Green Realty Corp.	United States	15,900	1,044,948

			11,151,676

Real Estate Operating Companies 1.0%
Fastighets AB Hufvudstaden, A	Sweden	20,700	231,201
[a,c]Global Logistic Properties Ltd., 144A	Singapore	264,000	473,158

			704,359

Residential REITs 11.3%
American Campus Communities Inc.	United States	14,200	449,146
Apartment Investment & Management Co., A	United States	20,200	470,862
AvalonBay Communities Inc.	United States	8,484	901,934
Boardwalk REIT	Canada	15,400	647,205
BRE Properties Inc.	United States	9,500	407,835
Camden Property Trust	United States	8,900	441,351
Equity Lifestyle Properties Inc.	United States	4,000	227,680
Equity Residential	United States	48,600	2,363,418
Essex Property Trust Inc.	United States	4,000	451,840
Nippon Accommodations Fund Inc.	Japan	47	280,043
UDR Inc.	United States	44,747	1,005,913

			7,647,227

Retail REITs 30.5%
[c]CapitaMalls Asia Ltd., 144A	Singapore	95,000	157,055
CFS Retail Property Trust	Australia	92,858	169,270
Corio NV	Netherlands	16,025	1,177,268
Developers Diversified Realty Corp.	United States	63,704	821,782
Eurocommercial Properties NV	Netherlands	10,150	502,172
Federal Realty Investment Trust	United States	12,000	983,760
Frontier Real Estate Investment Corp.	Japan	43	345,176
Hammerson PLC	United Kingdom	106,504	715,029
Japan Retail Fund Investment Corp.	Japan	262	409,238
Kimco Realty Corp.	United States	44,100	759,843
Klepierre	France	7,300	283,996
The Link REIT	Hong Kong	401,000	1,238,980
The Macerich Co.	United States	12,279	547,766
[a]Metric Property Investments PLC	United Kingdom	7,263	12,278
[a,c]Metric Property Investments PLC, 144A	United Kingdom	52,437	88,641
National Retail Properties Inc.	United States	24,500	663,950
Realty Income Corp.	United States	14,400	493,632
Regency Centers Corp.	United States	15,100	636,918
RioCan REIT	Canada	19,600	443,095
Simon Property Group Inc.	United States	39,364	3,779,731
Suntec REIT	Singapore	346,000	416,980
Unibail-Rodamco SE	France	16,309	3,398,265
Westfield Group	Australia	193,808	2,351,476
[c]Westfield Group, 144A	Australia	17,700	214,754

			20,611,055

Specialized REITs 16.0%
CDL Hospitality Trusts	Singapore	299,000	494,310
HCP Inc.	United States	43,700	1,573,637
Health Care REIT Inc.	United States	16,200	827,820
Hersha Hospitality Trust	United States	42,300	258,030
Host Hotels & Resorts Inc.	United States	148,073	2,352,880
LaSalle Hotel Properties	United States	14,600	345,874
Nationwide Health Properties Inc.	United States	16,600	677,778
[a]Pebblebrook Hotel Trust	United States	10,470	205,107
Public Storage	United States	19,200	1,905,024
Ventas Inc.	United States	40,300	2,158,468

			10,798,928

Total Common Stocks (Cost $49,359,321)			66,115,908

Short Term Investments (Cost $1,800,000) 2.6%

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount
Time Deposits 2.6%
Paribas Corp., 0.20%, 11/01/10	United States	$1,800,000	1,800,000

Total Investments (Cost $51,159,321) 100.3%			67,915,908
Other Assets, less Liabilities (0.3)%			(227,484)

Net Assets 100.0%			$67,688,424

[a]	Non-income producing.

[b]	A portion or all of the security purchased on a delayed delivery basis.

[c]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2010, the aggregate value of these securities was $1,324,638, representing 1.96% of net assets.
ABBREVIATIONS
Selected Portfolio
REIT     — Real Estate Investment Trust

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 96.7%
Aerospace & Defense 2.6%
MTU Aero Engines Holding AG	Germany	11,000	$664,340

Biotechnology 2.9%
CSL Ltd.	Australia	22,950	738,417

Capital Markets 7.2%
Credit Suisse Group AG	Switzerland	12,900	532,830
Macquarie Group Ltd.	Australia	19,700	698,913
Man Group PLC	United Kingdom	143,300	597,674

			1,829,417

Chemicals 3.1%
Syngenta AG	Switzerland	2,820	779,967

Commercial Banks 4.5%
[a,b]Anglo Irish Bancorp PLC	Ireland	11,500	—
Bank of Nova Scotia	Canada	11,000	589,810
United Overseas Bank Ltd.	Singapore	38,400	552,957

			1,142,767

Distributors 2.6%
Li & Fung Ltd.	Hong Kong	126,500	666,649

Diversified Financial Services 2.7%
Deutsche Boerse AG	Germany	9,800	689,670

Electrical Equipment 2.5%
ABB Ltd.	Switzerland	30,250	626,424

Energy Equipment & Services 8.6%
Saipem SpA	Italy	18,250	811,091
Wellstream Holdings PLC	United Kingdom	55,900	661,912
WorleyParsons Ltd.	Australia	31,600	710,752

			2,183,755

Food & Staples Retailing 4.6%
Tesco PLC	United Kingdom	77,700	531,298
Woolworths Ltd.	Australia	22,990	638,764

			1,170,062

Health Care Equipment & Supplies 9.1%
Cochlear Ltd.	Australia	8,400	584,666
Essilor International SA	France	9,750	651,138
Getinge AB, B	Sweden	24,120	510,650
Terumo Corp.	Japan	10,800	548,220

			2,294,674

Household Durables 2.1%
[a]Urbi, Desarrollos Urbanos, SAB de CV	Mexico	252,500	535,920

Household Products 2.4%
Reckitt Benckiser Group PLC	United Kingdom	10,650	595,892

Insurance 4.9%
Admiral Group PLC	United Kingdom	23,100	603,684
QBE Insurance Group Ltd.	Australia	38,270	644,362

			1,248,046

Internet Software & Services 2.8%
[a]MercadoLibre Inc.	Argentina	10,700	707,591

Life Sciences Tools & Services 2.4%
[a]QIAGEN NV	Netherlands	32,500	615,898

Media 4.7%
Eutelsat Communications	France	14,000	525,846
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

Franklin International Growth Fund	Country	Shares	Value
Pearson PLC	United Kingdom	43,450	664,174

			1,190,020

Personal Products 2.6%
Hengan International Group Co. Ltd.	China	70,200	664,733

Professional Services 5.1%
Experian PLC	United Kingdom	54,100	629,329
Societe Generale de Surveillance Holdings SA	Switzerland	420	672,154

			1,301,483

Real Estate Management & Development 2.3%
Hang Lung Properties Ltd.	Hong Kong	120,000	585,177

Semiconductors & Semiconductor Equipment 2.0%
ARM Holdings PLC	United Kingdom	85,900	500,175

Software 5.6%
Nintendo Co. Ltd.	Japan	2,850	738,397
The Sage Group PLC	United Kingdom	158,900	686,162

			1,424,559

Specialty Retail 1.7%
Inditex SA	Spain	5,200	434,345

Textiles, Apparel & Luxury Goods 4.4%
Li Ning Co. Ltd.	China	176,000	499,516
Luxottica Group SpA, ADR	Italy	21,300	626,646

			1,126,162

Trading Companies & Distributors 3.3%
Noble Group Ltd.	Hong Kong	575,318	826,677

Total Common Stocks (Cost $21,425,593)			24,542,820

Short Term Investments (Cost $819,065) 3.2%
Money Market Funds 3.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	819,065	819,065

Total Investments (Cost $22,244,658) 99.9%			25,361,885
Other Assets, less Liabilities 0.1%			14,068

Net Assets 100.0%			$25,375,953

[a]	Non-income producing.

[b]	Security has been deemed illiquid because it may not be able to be sold within seven days.

[c]	The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.
ABBREVIATIONS
Selected Portfolio
ADR     — American Depository Receipt

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 92.1%
Aerospace & Defense 0.8%
QinetiQ Group PLC	United Kingdom	1,704,228	$2,935,486

Biotechnology 3.2%
Genus PLC	United Kingdom	890,825	12,004,172

Capital Markets 4.4%
ARA Asset Management Ltd.	Singapore	15,686,820	16,602,374

Commercial Services & Supplies 5.6%
De La Rue PLC	United Kingdom	867,500	8,875,119
Homeserve PLC	United Kingdom	1,722,710	12,509,671

			21,384,790

Construction & Engineering 0.4%
[a]Wavin NV	Netherlands	115,230	1,590,093

Distributors 1.9%
Headlam Group PLC	United Kingdom	1,392,716	7,196,744

Diversified Consumer Services 2.2%
Dignity PLC	United Kingdom	780,811	8,232,194

Diversified Financial Services 6.1%
[a,b]Neovia Financial PLC	United Kingdom	8,137,600	7,399,562
[a]RHJ International	Belgium	2,000,282	15,591,478

			22,991,040

Electrical Equipment 5.3%
Nexans SA	France	129,600	9,232,373
Prysmian SpA	Italy	561,300	10,883,139

			20,115,512

Food Products 0.7%
Binggrae Co. Ltd.	South Korea	53,151	2,571,289

Hotels, Restaurants & Leisure 1.4%
Paddy Power PLC	Ireland	130,821	5,280,603

Household Products 4.7%
McBride PLC	United Kingdom	6,140,600	17,651,314

Industrial Conglomerates 2.5%
DCC PLC	Ireland	330,298	9,544,240

Insurance 8.8%
[a]Arch Capital Group Ltd.	United States	103,779	8,965,468
Fairfax Financial Holdings Ltd.	Canada	30,700	12,561,527
Lancashire Holdings Ltd.	United Kingdom	1,275,360	11,627,567

			33,154,562

Leisure Equipment & Products 6.6%
Sankyo Co. Ltd.	Japan	231,300	12,330,252
Vitec Group PLC	United Kingdom	1,381,981	12,632,855

			24,963,107

Machinery 7.8%
Pfeiffer Vacuum Technology AG	Germany	81,880	7,842,192
Rotork PLC	United Kingdom	521,233	13,989,124
Spirax-Sarco Engineering PLC	United Kingdom	259,800	7,526,297

			29,357,613

Media 2.9%
ASATSU-DK Inc.	Japan	469,700	10,821,048

Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Office Electronics 4.3%
Neopost SA	France	194,543	16,163,121

Personal Products 2.8%
[a]Unihair Co. Ltd.	Japan	910,800	10,650,050

Professional Services 4.2%
Experian PLC	United Kingdom	1,363,192	15,857,600

Real Estate Management & Development 5.2%
Daibiru Corp.	Japan	1,459,500	11,262,498
Savills PLC	United Kingdom	1,620,274	8,541,382

			19,803,880

Specialty Retail 8.2%
Carpetright PLC	United Kingdom	1,442,005	16,254,539
Jumbo SA	Greece	1,915,240	14,741,999

			30,996,538

Transportation Infrastructure 2.1%
Flughafen Wien AG	Austria	129,600	8,039,993

Total Common Stocks (Cost $308,835,630)			347,907,363

		Principal Amount
Short Term Investments 7.1%
Time Deposits 7.1%
Credit Lyonnais, 0.22%, 11/01/10	United States	$9,000,000	9,000,000
Paribas Corp., 0.20%, 11/01/10	United States	9,000,000	9,000,000
Royal Bank of Canada, 0.21%, 11/01/10	United States	9,000,000	9,000,000

Total Time Deposits (Cost $27,000,000)			27,000,000

Total Investments (Cost $335,835,630) 99.2%			374,907,363
Other Assets, less Liabilities 0.8%			3,057,682

Net Assets 100.0%			$377,965,045

[a]	Non-income producing.

[b]	See Note 5 regarding holdings of 5% voting securities.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks 96.8%
Aerospace & Defense 4.1%
Precision Castparts Corp.	United States	11,200	$1,529,696
United Technologies Corp.	United States	18,300	1,368,291

			2,897,987

Air Freight & Logistics 2.0%
United Parcel Service Inc., B	United States	20,700	1,393,938

Auto Components 2.6%
[a]BorgWarner Inc.	United States	32,700	1,834,797

Automobiles 2.0%
[b]Hyundai Motor Co., GDR, Reg S	South Korea	55,000	1,409,650

Beverages 4.7%
Diageo PLC, ADR	United Kingdom	18,700	1,383,800
[a]Hansen Natural Corp.	United States	16,800	860,328
PepsiCo Inc.	United States	16,700	1,090,510

			3,334,638

Biotechnology 4.4%
[a]Celgene Corp.	United States	23,100	1,433,817
[a]Gilead Sciences Inc.	United States	43,800	1,737,546

			3,171,363

Capital Markets 1.8%
BlackRock Inc.	United States	7,700	1,316,623

Chemicals 3.5%
Air Products and Chemicals Inc.	United States	14,100	1,198,077
The Mosaic Co.	United States	17,600	1,287,616

			2,485,693

Commercial Banks 1.9%
Wells Fargo & Co.	United States	52,900	1,379,632

Communications Equipment 3.6%
[a]Cisco Systems Inc.	United States	63,100	1,440,573
QUALCOMM Inc.	United States	24,400	1,101,172

			2,541,745

Computers & Peripherals 4.5%
[a]Apple Inc.	United States	5,600	1,684,872
[a]EMC Corp.	United States	71,700	1,506,417

			3,191,289

Distributors 1.9%
Li & Fung Ltd.	Hong Kong	253,500	1,335,932

Diversified Financial Services 1.9%
JPMorgan Chase & Co.	United States	36,500	1,373,495

Electrical Equipment 2.0%
Emerson Electric Co.	United States	26,600	1,460,340

Electronic Equipment, Instruments & Components 3.7%
[a]Agilent Technologies Inc.	United States	42,000	1,461,600
[a]Trimble Navigation Ltd.	United States	33,700	1,207,808

			2,669,408

Energy Equipment & Services 4.6%
National Oilwell Varco Inc.	United States	34,000	1,827,840
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

Franklin Large Cap Equity Fund	Country	Shares	Value
Schlumberger Ltd.	United States	20,800	1,453,712

			3,281,552

Food Products 5.0%
Kellogg Co.	United States	19,500	980,070
Mead Johnson Nutrition Co., A	United States	12,300	723,486
Nestle SA	Switzerland	34,000	1,862,114

			3,565,670

Health Care Providers & Services 2.0%
[a]Laboratory Corp. of America Holdings	United States	17,300	1,406,836

Industrial Conglomerates 3.1%
General Electric Co.	United States	90,700	1,453,014
Siemens AG	Germany	6,500	743,692

			2,196,706

Insurance 3.2%
ACE Ltd.	United States	17,100	1,016,082
[a]Markel Corp.	United States	3,700	1,239,574

			2,255,656

IT Services 4.6%
International Business Machines Corp.	United States	10,900	1,565,240
MasterCard Inc., A	United States	7,300	1,752,438

			3,317,678

Metals & Mining 2.0%
Rio Tinto PLC	United Kingdom	22,500	1,455,229

Oil, Gas & Consumable Fuels 5.3%
Devon Energy Corp.	United States	13,400	871,268
Exxon Mobil Corp.	United States	32,000	2,127,040
Peabody Energy Corp.	United States	14,200	751,180

			3,749,488

Personal Products 1.0%
Hengan International Group Co. Ltd.	China	76,500	724,389

Pharmaceuticals 6.6%
Abbott Laboratories	United States	19,500	1,000,740
Johnson & Johnson	United States	21,000	1,337,070
Merck & Co. Inc.	United States	38,100	1,382,268
Teva Pharmaceutical Industries Ltd., ADR	Israel	19,000	986,100

			4,706,178

Semiconductors & Semiconductor Equipment 3.0%
[a]Cree Inc.	United States	12,500	641,125
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	134,300	1,465,213

			2,106,338

Software 3.6%
[a]Nuance Communications Inc.	United States	67,500	1,060,425
Oracle Corp.	United States	50,800	1,493,520

			2,553,945

Specialty Retail 1.5%
The TJX Cos. Inc.	United States	23,400	1,073,826

Textiles, Apparel & Luxury Goods 5.5%
NIKE Inc., B	United States	19,500	1,588,080
Polo Ralph Lauren Corp.	United States	15,700	1,521,016
Swatch Group AG	Switzerland	2,200	840,746

			3,949,842

Thrifts & Mortgage Finance 1.2%
Hudson City Bancorp Inc.	United States	76,000	885,400

Total Common Stocks (Cost $54,353,448)			69,025,263

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

Franklin Large Cap Equity Fund	Country	Shares	Value
Short Term Investments (Cost $2,295,750) 3.2%
Money Market Funds 3.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	2,295,750	2,295,750

Total Investments (Cost $56,649,198) 100.0%			71,321,013
Other Assets, less Liabilities 0.0%†			20,036

Net Assets 100.0%			$71,341,049

†	Rounds to less than 0.1% of net assets.

[a]	Non-income producing.

[b]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2010, the value of this security was $1,409,650, representing 1.98% of net assets.

[c]	The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.
ABBREVIATIONS
Selected Portfolio
ADR     — American Depository Receipt
GDR     — Global Depository Receipt

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Warrants		Value
Warrants 3.7%
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	29,750		$5,444,250
[a]Government of Venezuela, Oil Value Recovery, wts., 4/15/20	Venezuela	131,000		3,324,125

Total Warrants (Cost $9,468,250)				8,768,375

		Principal Amount
Quasi-Sovereign and Corporate Bonds 31.3%
Commercial Banks 4.3%
Alfa Bond Issuance, 8.635%, 2/22/17	Russia	4,200,000		4,202,861
RSHB Capital (Russ Agric BK), sub. bond, 6.97%, 9/21/16	Russia	5,800,000		5,811,129
[b,c]Sphynx Capital Markets, PTN (National Investment Bank of Ghana), zero cpn., 2/05/09	Ghana	2,000,000		295,160

				10,309,150

Construction Materials 0.9%
Cemex Finance Europe BV, 4.75%, 3/05/14	Mexico	1,900,000	EUR	2,212,296

Consumer Finance 1.7%
[d]HSBK (Europe) BV, Reg S, 7.25%, 5/03/17	Kazakhstan	4,000,000		4,134,582

Electric Equipment 2.1%
EGE Haina Finance Co., senior note,
[e]144A, 9.50%, 4/26/17	Dominican Republic	900,000		937,789
[d]Reg S, 9.50%, 4/26/17	Dominican Republic	3,800,000		3,959,553

				4,897,342

Electronic Equipment, Instruments & Components 2.4%
Eesti Energia AS, senior bond, 4.50%, 11/18/20	Estonia	4,200,000	EUR	5,699,831

Hotels, Restaurants & Leisure 1.3%
[e]Grupo Posadas SAB de CV, senior note, 144A, 9.25%, 1/15/15	Mexico	3,100,000		3,018,300

Media 1.8%
[d]Central European Media Enterprises Ltd., senior secured note, Reg S, 11.625%, 9/15/16	Czech Republic	400,000	EUR	562,172
[e]Cet 21 Spol SRO, senior secured note, 144A, 9.00%, 11/01/17	Czech Republic	300,000	EUR	429,575
[e]Myriad International Holding BV, senior note, 144A, 6.375%, 7/28/17	South Africa	2,105,000		2,227,150
[e]TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17	Poland	700,000	EUR	1,109,311

				4,328,208

Metals & Mining 1.5%
[d]New World Resources BV, senior bond, Reg S, 7.375%, 5/15/15	Czech Republic	2,600,000	EUR	3,628,763

Municipal Bonds 2.8%
City of Kyiv, secured note,
[e]144A, 8.25%, 11/26/12	Ukraine	1,100,000		1,078,472
[d]Reg S, 8.25%, 11/26/12	Ukraine	4,000,000		3,947,000
Province Del Neuquen,
[e]senior note, 144A, 8.656%, 10/18/14	Argentina	355,800		378,927
[d]senior secured note, Reg S, 8.656%, 10/18/14	Argentina	948,800		1,010,472

				6,414,871

Oil, Gas & Consumable Fuels 6.6%
[e,f]Lukoil Holdings, senior note, 144A, 6.125%, 11/09/20	Russia	2,000,000		2,000,464
[d]Lukoil International Finance BV, senior note, Reg S, 7.25%, 11/05/19	Russia	3,300,000		3,597,000
Petro Co. of Trinidad and Tobago Ltd., senior note,
[e]144A, 9.75%, 8/14/19	Trinidad and Tobago	420,000		525,630
[e]144A, 6.00%, 5/08/22	Trinidad and Tobago	1,200,000		1,248,187
[d]Reg S, 6.00%, 5/08/22	Trinidad and Tobago	3,000,000		3,120,466
[d]Petroleum Export Cayman, senior note, Reg S, 5.265%, 6/15/11	Egypt	3,773,109		3,767,524
[d]TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18	Russia	1,200,000		1,359,143

				15,618,414

Road & Rail 3.7%
Georgian Railway Ltd., senior bond, 9.875%, 7/22/15	Georgia	2,890,000		3,113,458
Quarterly Statement of Investments     See Notes to Statements of Investments.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount
Kazakhstan Temir Zholy, 7.00%, 5/11/16	Kazakhstan	5,150,000		5,709,008

				8,822,466

Specialty Retail 2.0%
[d,g]Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 4.129%, 6/15/14	South Africa	4,000,000	EUR	4,648,946

Thrifts & Mortgage Finance 0.2%
[b]Astana-Finance, 7.875%, 6/08/10	Kazakhstan	2,300,000	EUR	416,178

Total Quasi-Sovereign and Corporate Bonds (Cost $67,317,254)				74,149,347

Credit-Linked Notes 5.1%
[g]Deutsche Bank AG, senior note (Angolian Government), FRN, 5.755%, 6/21/16	Angola	3,200,000	EUR	4,242,511
[e]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	12,000,000	UAH	1,313,811
[c,g]Merrill Lynch & Co. Inc., (Government of Iraq), FRN, 1.00%, 1/01/28	Iraq	735,419,767	JPY	6,114,427
[b,c]Standard Bank PLC, (Government of Ivory Coast), zero cpn., 9/11/08	Ivory Coast	700,000,000	XOF	116,063
[g]Standard Chartered Bank, cvt., (Development Bank of Zambia), FRN, 12.00%, 3/02/12	Zambia	375,000		339,469

Total Credit-Linked Notes (Cost $9,632,099)				12,126,281

Foreign Government Securities 45.5%
[e]Arab Republic of Egypt, 144A, 6.875%, 4/30/40	Egypt	1,530,000		1,715,512
Development & Investment Projects Jordan Armed Forces, senior note, 6.14%, 12/16/19	Jordan	4,180,000		3,933,464
[b]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	676,369
[g]Government of Bosnia and Herzegovina, senior bond, B, FRN, 1.75%, 12/11/21	Bosnia & Herzegovina	10,925,000	DEM	5,908,973
Government of Croatia,
[e]144A, 6.75%, 11/05/19	Croatia	2,000,000		2,282,500
[d]Reg S, 6.75%, 11/05/19	Croatia	1,750,000		1,997,187
Government of Ecuador,
[g]FRN, 1.375%, 2/27/15	Ecuador	432,564		322,260
[d]Reg S, 9.375%, 12/15/15	Ecuador	5,500,000		5,032,500
Government of Georgia, 7.50%, 4/15/13	Georgia	2,100,000		2,207,644
Government of Ghana,
13.95%, 12/13/10	Ghana	500,000	GHS	349,294
13.67%, 6/11/12	Ghana	3,130,000	GHS	2,226,500
[d]Government of Grenada, Reg S, 2.50% to 9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% thereafter, 9/15/25	Grenada	5,000,000		2,775,000
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	6,000,000		6,547,500
[c,g]Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN, 1.00%, 1/01/28	Iraq	420,225,321	JPY	3,493,837
[e,g]Government of Ivory Coast, 144A, FRN, 2.50%, 12/31/32	Ivory Coast	6,585,000		4,066,237
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	Lithuania	2,000,000		2,227,500
7.375%, 2/11/20	Lithuania	3,535,000		4,127,112
Government of Macedonia, senior bond, 4.625%, 12/08/15	Macedonia	2,622,000	EUR	3,436,063
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	2,300,000	EUR	3,331,144
Government of Seychelles, 3.00% to 1/01/12, 5.00% to 1/01/15, 7.00% to 1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	2,300,000		1,489,250
[e]Government of the Dominican Republic, 144A, 7.50%, 5/06/21	Dominican Republic	2,500,000		2,866,750
[g]Government of Turkey, FRN,
10.04%, 2/26/14	Turkey	8,360,000	TRY	6,196,544
7.76%, 1/04/17	Turkey	1,940,000	TRY	1,366,388
Government of Ukraine,
[e]144A, 7.75%, 9/23/20	Ukraine	1,500,000		1,517,625
[d]senior bond, Reg S, 4.95%, 10/13/15	Ukraine	1,685,000	EUR	2,135,443
[h]Government of Uruguay, Index Linked, 3.70%, 6/26/37	Uruguay	96,714,503	UYU	4,998,841
[d]Government of Venezuela, Reg S, 6.00%, 12/09/20	Venezuela	6,000,000		3,588,000
Letras Financeiras Do Tesouro, Strip, 9/07/13	Brazil	3,300	[i] BRL	8,575,258
[g]Mexican Bondes Desarroll, FRN,
4.55%, 11/13/14	Mexico	420,000	[j] MXN	3,384,447
4.54%, 1/15/15	Mexico	376,000	[j] MXN	3,028,668
4.54%, 3/12/15	Mexico	377,000	[j] MXN	3,036,265
[b]NK Debt Corp., zero cpn., 3/12/20	North Korea	4,250,000	DEM	378,073
[d] Republic of El Salvador, Reg S, 7.65%, 6/15/35	El Salvador	3,500,000		3,990,000
Republic of Fiji, 6.875%, 9/13/11	Fiji	975,000		975,526
Sphynx Capital Markets,
cvt., PTN (Government of Ghana), 13.67%, 6/21/12	Ghana	700,000	GHS	497,939
[b]secured note, PTN (Government of Ivory Coast), 10.25%, 1/30/10	Ivory Coast	1,665,269	EUR	1,066,228

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)

		Principal Amount
[b]secured note, PTN (Government of Ivory Coast), 2008-1,10.00%, 1/28/11	Ivory Coast	2,553,504	EUR	1,865,967

Total Foreign Government Securities (Cost $99,023,048)				107,613,808

Total Investments before Short Term Investments (Cost $185,440,651)				202,657,811

Short Term Investments 15.6%

Shares
Money Market Funds (Cost $23,554,583) 10.0%
[k,l]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	23,554,583	23,554,583

		Principal Amount
Repurchase Agreements (Cost $13,183,100) 5.6%
[m]Joint Repurchase Agreement, 0.205%, 11/01/10 (Maturity Value $13,183,316)	United States	13,183,100	13,183,100
Barclays Capital Inc. (Maturity Value $1,851,333)
BNP Paribas Securities Corp. (Maturity Value $2,295,742)
Credit Suisse Securities (USA) LLC (Maturity Value $1,777,243)
Deutsche Bank Securities Inc. (Maturity Value $2,075,449)
HSBC Securities (USA) Inc. (Maturity Value $1,481,014)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,481,014)
Morgan Stanley & Co. Inc. (Maturity Value $1,481,014)
UBS Securities LLC (Maturity Value $740,507)
Collateralized by U.S. Government Agency Securities, 0.146% - 6.25%, 2/01/11 - 11/20/14;
[n]U.S. Government Agency Discount Notes, 2/01/11 - 9/22/14;
[n]U.S. Treasury Bills, 2/10/11 - 4/07/11; and U.S. Treasury Notes, 0.625% - 1.375%, 9/30/11 - 2/15/13

Total Investments (Cost $222,178,334) 101.2%			239,395,494
Other Assets, less Liabilities (1.2)%			(2,935,416)

Net Assets 100.0%			$236,460,078

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]	See Note 6 regarding investment in Alternative Strategies Ltd.

[b]	Defaulted security or security for which income has been deemed uncollectible.

[c]	Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2010, the aggregate value of these securities was $10,019,487 representing 4.24% of net assets.

[d]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31,2010, the aggregate value of these securities was $53,253,751, representing 22.52% of net assets.

[e]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31,2010, the aggregate value of these securities was $33,070,852, representing 13.99% of net assets.

[f]	Security purchased on a when-issued basis.

[g]	The coupon rate shown represents the rate at period end.

[h]	Redemption price at maturity is adjusted for inflation.

[i]	Principal amount is stated in 1,000 Brazilian Real Units

[j]	Principal amount is stated in 100 Mexican Peso Units.

[k]	Non-income producing.

[l]	The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund’s investment manager. The rate shown is the annualized seven-day yield at period end.

[m]	Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2010, all repurchase agreements had been entered into on 10/29/2010.

[n]	The security is traded on a discount basis with no stated coupon rate.

Franklin Global Trust
Statement of Investments, October 31, 2010 (unaudited) (continued)
At October 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation

Euro	SOCLN	Sell	8,400,000	$10,696,997	12/14/10	$—	$(988,114)
Euro	NTLON	Sell	8,400,000	10,703,700	12/14/10	—	(981,411)
Euro	MSCO	Sell	10,740,000	14,044,951	12/14/10	—	(895,299)
Euro	MSCO	Sell	1,750,000	2,435,325	12/14/10	926	—
Japanese Yen	SOCLN	Sell	716,000,000	8,554,105	12/14/10	—	(346,955)

	Unrealized appreciation (depreciation)					926	(3,211,779)

	Net unrealized appreciation (depreciation)						$(3,210,853)

ABBREVIATIONS

Counterparty
MSCO	— Morgan Stanley
NTLON	— Northern Trust London
SOCLN	— Societe Generate

Currency
BRL	— Brazilian Real
DEM	— Deutsche Mark
EUR	— Euro
GHS	— Ghanaian Cedi
JPY	— Japanese Yen
MXN	— Mexican Peso
TRY	— Turkish Lira
UAH	— Ukraine Hryvnia
UYU	— Uraguayan Peso
XOF	— West African Franc

Selected Portfolio
FRN	— Floating Rate Note
PTN	— Pass-through Note

Franklin Global Trust
Notes to Statements of Investments (unaudited)
1. ORGANIZATION
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).
2. FINANCIAL INSTRUMENT VALUATION
The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements and time deposits are valued at cost, which approximates market value.
Certain derivative financial instruments trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
3. DERIVATIVE FINANCIAL INSTRUMENTS
The Franklin Templeton Emerging Market Debt Opportunities Fund invests in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements.
The Franklin Templeton Emerging Market Debt Opportunities Fund enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund’s investment objectives.
4. INCOME TAXES
At October 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin		Franklin International
	Global Real	Franklin International	Small Cap Growth
	Estate Fund	Growth Fund	Fund

Cost of investments	$59,601,481	$22,440,169	$336,287,498

Unrealized appreciation	$16,758,197	$3,513,289	$45,056,203
Unrealized depreciation	(8,443,770)	(591,573)	(6,436,338)

Net unrealized appreciation (depreciation)	$8,314,427	$2,921,716	$38,619,865

		Franklin Templeton
	Franklin Large	Emerging Markets
	Cap Equity	Debt Opportunites
	Fund	Fund

Cost of investments
	$56,649,198	$221,653,047

Unrealized appreciation
Unrealized depreciation	$15,274,988	$23,589,914
Net unrealized appreciation (depreciation)	(603,173)	(5,847,467)

	$14,671,815	$17,742,447

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments in “affiliated companies” for the Franklin International Small Cap Growth Fund for the three months ended October 31, 2010, were as shown below.

	Number of			Number of
	Shares Held at			Shares Held			Realized
	Beginning of	Gross	Gross	at End of	Value at End	Investment	Capital Gain
Name of Issuer	Period	Additions	Reductions	Period	of Period	Income	(Loss)

Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Neovia Financial PLC (1.96% of Net Assets)	8,137,600	—	—	8,137,600	$7,399,562	$—	$—

6. INVESTMENTS IN ALTERNATIVE STRATEGIES LTD
The Franklin Templeton Emerging Market Debt Opportunities Fund invests in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the fund. At October 31, 2010, all Subsidiary investments are reflected in the fund’s Statement of Investments.
7. FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of October 31, 2010, in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments[a]	$66,115,908	$—	$—		$66,115,908
Short Term Investments	—	1,800,000	—		1,800,000

Total Investments in Securities	$66,115,908	$1,800,000	$—		$67,915,908

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$24,542,820	$—	$—	[b]	$24,542,820
Short Term Investments	819,065	—	—		819,065

Total Investments in Securities	$25,361,885	$—	$—	[b]	$25,361,885

Franklin International Small Cap
Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$347,907,363	$—	$—		$347,907,363
Short Term Investments	—	27,000,000	—		27,000,000

Total Investments in Securities	$347,907,363	$27,000,000	$—		$374,907,363

Franklin Large Cap Equity Fund
Assets:
Investments in Securities:
Equity Investments[a]	$69,025,263	$—	$—		$69,025,263
Short Term Investments	2,295,750	—	—		2,295,750

Total Investments in Securities	$71,321,013	$—	$—		$71,321,013

Franklin Templeton Emerging Market
Debt Opportunities Fund
Assets:
Investments in Securities:
Warrants	$—	$8,768,375	$—		$8,768,375
Quasi-Sovereign and Corporate Bonds	—	68,154,356	295,160		68,449,516
Credit-Linked Notes	—	5,895,791	6,230,490		12,126,281
Foreign Government Securities	—	109,819,802	3,493,837		113,313,639
Short Term Investments	23,554,583	13,183,100	—		36,737,683

Total Investments in Securities	$23,554,583	$205,821,424	$10,019,487		$239,395,494

Forward Exchange Contracts	—	926	—		926
Liabilities:
Forward Exchange Contracts	—	3,211,779	—		3,211,779

[a]	For detailed industry descriptions, see the accompanying Statement of Investments.

[b]	Includes security determined to have no value at October 31, 2010.

At October 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds’ fair value, were as follows:

							Net Change in
							Unrealized
							Appreciation
	Balance	Net	Net Change in				(Depreciation)
	at	Realized	Unrealized	Net	Transfer	Balance at	on Assets
	Beginning	Gain	Appreciation	Purchases	In (Out of)	End of	Held at Period
	of Period	(Loss)	(Depreciation)	(Sales)	Level 3	Period	End

Franklin Templeton Emerging Market Debt Opportunities Fund

Assets
Quasi-Sovereign and Corporate Bonds	$295,160	$—	$—	$—	$—	$295,160	$—
Credit-Linked Notes	5,263,713	—	850,997	115,780	—	6,230,490	850,997
Foreign Government Securities	2,983,957	—	509,880	—	—	3,493,837	509,880

Total	$8,542,830	$—	$1,360,877	$115,780	$—	$10,019,487	$1,360,877

8. SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
For information on the Funds’ policy regarding other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer -

      Finance and Administration

Date December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer -

      Finance and Administration

Date December 28, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date December 28, 2010